Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2019
Accounting Policies [Abstract]
Basis of presentation
a.	Basis of presentation

The Company's audited consolidated financial statements as of December 31, 2019 and 2018, and for each of the years in the three-year period ended December 31, 2019, have been prepared in conformity with accounting principles generally accepted in the United States ("U.S. GAAP"). All intercompany accounts and transactions have been eliminated in consolidation. The significant accounting policies described below have been applied on a consistent basis for all years presented.

The financial statements have been prepared on the basis of historical cost, subject to adjustment of financial assets and liabilities to their fair value through profit or loss. The Company classifies its expenses on the statement of comprehensive loss based on the operating characteristics of such expenses.

Use of estimates
b.	Use of estimates

The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates, judgments and assumptions, it also requires that management exercise its judgment in applying the Company's accounting policies. The Company's management believes that the estimates, judgments and assumptions used were reasonable based upon information available at the time they were made. These estimates, judgments and assumptions can affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the dates of the financial statements, and the reported amounts of revenue and expenses during the reporting period. Actual results could differ materially from those estimates.

Functional currency and translation to the reporting currency
c.	Functional currency and translation to the reporting currency

The functional currency of the Company is the New Israeli Shekel ("NIS"), which is the local currency in which the Company operates.

The financial statements of the Company were translated into U.S. dollars in accordance with ASC 830, "Foreign Currency Matters".  Accordingly, assets and liabilities were translated from local currencies to U.S. dollars using year end exchange rates, equity items were translated at the exchange rates of the date of the equity transaction, and income and expense items were translated at average exchange rates during the year.

Gains or losses resulting from translation adjustments (which result from translating an entity's financial statements into U.S. dollars if its functional currency is different than the U.S. dollar) are reported in other comprehensive income (loss).

Balances denominated in, or linked to foreign currency are stated on the basis of the exchange rates prevailing at the balance sheet date.  For foreign currency transactions included in the statement of income, the exchange rates applicable on the relevant transaction dates are used.  Transaction gains or losses arising from changes in the exchange rates used in the translation of such balances are carried to financing income or expenses as applicable.

The exchange rate for 1 U.S. $ was 3.456, 3.748 and 3.467 NIS as of December 31, 2019, 2018 and 2017, respectively. The increase (decrease) of the U.S. $ against the NIS for the years ended December 31, 2019, 2018 and 2017 was (7.8)%, 8.1% and (9.8)%, respectively.

Cash and cash equivalents
d.	Cash and cash equivalents
Cash equivalents are short-term highly liquid investments that are readily convertible to cash with original maturities of three months or less at acquisition.
Restricted cash
e.	Restricted cash:

Amounts included in restricted cash are held in interest bearing saving accounts, represent cash amounts required to be set aside by a contractual agreement for the rental of the Company's premises and for credit cards.

Property and equipment
f.	Property and equipment

Property and equipment are stated at historical cost less depreciation. Assets are depreciated using the straight-line method over the estimated useful lives of the assets. The annual depreciation rates are as follows:

%
Computers	33
Office furniture and equipment	7
Leasehold improvements	6
Laboratory equipment	15-33

Impairment of non-financial assets
g.	Impairment of non-financial assets

The long-lived assets of the Company are reviewed for impairment in accordance with ASC 360, "Property, Plant, and Equipment", whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of an asset with the future undiscounted cash flows expected to be generated by the assets. If such assets are considered to be impaired, the impairment to be recognized is measured by the amount by which the carrying amount of the assets exceeds the fair value of the assets. During the years 2018, 2017, and 2016, no impairment losses were identified.

Leases
h.	Leases

In accordance with ASU No. 2016-02, Leases (Topic 842), right-of-use ("ROU") assets represent our right to use the underlying leased assets over the lease term, and lease liabilities represent our obligation to make lease payments arising from the related leases. ROU assets and lease liabilities are recognized at the lease commencement date based on the present value of lease payments over the lease term. Lease terms may include options to extend or terminate the lease when we believe it is reasonably certain that we will exercise such options. Operating lease ROU assets are reported in other assets, and operating lease liabilities are reported in accounts payable and accrued liabilities (current), and other long-term liabilities (non-current) in our condensed consolidated balance sheets.

Because most of the Company's leases do not provide an implicit interest rate, the Company uses its estimated incremental borrowing rate to determine the present value of lease payments. Lease expenses for operating lease payments are recognized on a straight-line basis over the lease term, and the related ROU assets and liabilities are reduced to the present value of the remaining lease payments at the end of each period. Short-term leases (with a term of 12 months or less) are not recorded as ROU assets or liabilities in the consolidated balance sheets. The Company's lease agreements include rental payments that adjust periodically for inflation and do not contain any material residual value guarantees or material restrictive covenants.

Stock-based compensation
i.	Stock-based compensation

The Company recognizes equity-based compensation expenses for awards of equity instruments to employees and non-employees based on the grant date fair value of those awards in accordance with FASB ASC Topic 718, Stock Compensation ("ASC 718"). ASC 718 requires all equity-based compensation awards to employees and non-employee directors, including grants of restricted shares and stock options, to be recognized as expense in the consolidated statements of operations based on their grant date fair values. The Company estimates the fair value of stock options using the Black-Scholes option pricing model. The option pricing model requires a number of assumptions. Until the closing of the Merger, was no market for the Ordinary Shares, consequently the Company utilized third-party valuations to estimate the fair value of its Ordinary Shares. For the estimation of the expected volatility of the Company's share price, the Company used the historical volatility of comparable companies in the industry with characteristics similar to the Company, including stage of product development and focus on the life science industry. The expected term of options granted represents the period of time that options granted are expected to be outstanding, the company uses management's estimates for the expected term of options due to insufficient readily available historical exercise data. The risk-free interest rate is based on the yield rates of U.S. Government Treasury Bonds with an equivalent term. The Company has historically not paid dividends and has no foreseeable plans to pay dividends.

The Company accounted for stock options issued to non-employees in accordance with ASC Topic 505-50 "Equity-Based Payment to Non-Employees". Effective January 1, 2019, the Company adopted changes issued by the FASB related to Stock Compensation. In June 2018, the FASB issued ASU No. 2018-07, Compensation - Stock Compensation (Topic 718), Improvements to Nonemployee Share-Based Payment Accounting. This ASU simplifies aspects of share-based compensation issued to non-employees by making the guidance consistent with the accounting for employee share-based compensation.

Employees benefits
j.	Employees benefits

The Company is required by Israeli law to make severance payments to Israeli employees upon their dismissal or termination of employment in certain other circumstances. The Company operates a number of post-employment defined contribution plans. A defined contribution plan is a program that benefits an employee after termination of employment, under which the Company regularly makes fixed payments to a fund administered by a separate and independent entity so that the Company has no legal or constructive obligation to pay additional contributions if such fund does not contain sufficient assets to pay all employees the benefits to which they may be entitled relating to employee service in the current and prior periods. The fund assets are not included in the Company's consolidated balance sheets. The Company operates pension and severance compensation plans subject to Section 14 of the Israeli Severance Pay Law. The plans are funded through payments to insurance companies or pension funds administered by trustees. In accordance with its terms, the plans meet the definition of a defined contribution plan.

Short term employee benefits - Labor laws in Israel entitle every employee to vacation days, paid sick leave and recreation pay, computed annually. The Company recognizes a liability and an expense in respect of vacation and recreation pay based on the individual entitlement of each employee.

Revenue Recognition
k.	Revenue Recognition
The Company has not yet generated any revenue from product sales or otherwise.
Research and development expenses
l.	Research and development expenses

Research and development expenses are charged to the statement of operations and comprehensive loss as incurred and consist of salaries, stock-based compensation, benefits and other personnel-related costs, fees paid to consultants, clinical trials, patent costs and facilities and overhead costs. As of December 31, 2019, the Company had not yet capitalized development expenses.

Patents
m.	Patents

The Company expenses all costs associated with patents for product candidates under development as incurred. As a result of the Company's research and development efforts, the Company is applying for a number of patents to protect proprietary technology and inventions. To date, the Company has not capitalized patent costs. The Company recorded a charge to operations of approximately $120, $242 and $219 for the years ended December 31, 2019, 2018 and 2017, respectively, related to patent costs.

Income taxes
n.	Income taxes

The Company accounts for income taxes in accordance with ASC 740-10 "Accounting for Income Taxes". This Statement requires the use of the liability method of accounting for income taxes, whereby deferred tax asset and liability account balances are determined based on the differences between financial reporting and tax bases of assets and liabilities and are measured using the enacted tax rates and laws that will be in effect when the differences are expected to reverse.

As the Company is currently engaged primarily in development activities and is not expected to generate taxable income in the foreseeable future, the Company provides a valuation allowance, to reduce deferred tax assets to their estimated realizable value.

ASC 740 contains a two-step approach to recognizing and measuring a liability for uncertain tax positions. The first step is to evaluate the tax position taken or expected to be taken in a tax return by determining if the weight of available evidence indicates that it is more likely than not that, on an evaluation of the technical merits, the tax position will be sustained on audit, including resolution of any related appeals or litigation processes. The second step is to measure the tax benefit as the largest amount that is more than 50% likely to be realized upon ultimate settlement. As of December 31, 2019 and 2018, the Company recorded a liability of $635 and $222, respectively, for uncertain tax positions. The Company does not expect that the amounts of uncertain tax positions will change significantly within the next year.

Loss per share
o.	Loss per share

Basic loss per share is calculated based on the weighted average number of ordinary shares outstanding during each year. Diluted net loss per share is calculated based on the weighted average number of ordinary shares outstanding during each year, plus dilutive potential in accordance with ASC 260, "Earnings per Share."

All outstanding preferred stock, options and warrants for the years ended December 31, 2019, 2018 and 2017 have been excluded from the calculation of the diluted net loss per share because all such securities are anti-dilutive for all years presented. For the years ended December 31, 2019, 2018 and 2017, the total weighted average number of shares related to outstanding potential shares excluded from the calculations of diluted net loss per share was 3,247,127, 8,638,789 and 4,926,621, respectively. The following data show the amounts used in computing income (loss) per share and the effect on income (loss):

	Year ended December 31,
Basic and diluted (loss) per share:	2019	2018	2017
(Loss) income from continuing operations	$(9,384)	$(4,242)	$(2,503)
Interest of 6% to Cumulative Preferred Stock	(198)	(659)	(717)
	$(9,582)	$(4,901)	$(3,220)

Number of common shares at the beginning of the year	3,509,405	3,509,344	3,390,733
Issuance of shares for cash	518,295	-	-
Issuance of shares in connection with the merger	322,617	-	-
Stock options exercised	80,073	2	-
Warrants exercised	15,609	-	-
Conversion of Preferred Shares	4,203,487	-	-
Conversion of convertible notes		-	35,192
Number of shares used in per share computation	8,649,486	3,509,346	3,425,925

Basic and diluted net income (loss) per share	$(1.11)	$(1.40)	$(0.94)

Concentrations of credit risk
p.	Concentrations of credit risk:

Financial instruments that potentially subject the Company to concentrations of credit risk consist principally of cash and cash equivalents and restricted cash.

Cash and cash equivalents and restricted cash are invested in major banks in Israel. Such deposits in Israel are not insured. Management believes that the financial institutions that hold the Company's investments are financially sound and, accordingly, minimal credit risk exists with respect to these investments.

The Company has no foreign exchange contracts or any other hedging arrangements.

Fair value of financial instruments
q.	Fair value of financial instruments

The Company applies ASC 820, "Fair Value Measurements and Disclosures" ("ASC 820"), pursuant to which fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e., the "exit price") in an orderly transaction between market participants at the measurement date.

ASC 820 establishes a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available. Observable inputs are inputs that market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the Company.

The financial instruments presented on the balance sheet at fair value are grouped into classes with similar characteristics using the following fair value hierarchy which is determined based on the source of input used in measuring fair value:

Level 1 - quoted prices (unadjusted) in active markets for identical assets or liabilities.

Level 2 - inputs other than quoted prices included within level 1 that are observable either directly or indirectly.

Level 3 - inputs that are not based on observable market data (valuation techniques which use inputs that are not based on observable market data). The Company's warrants exercisable for ordinary shares were classified as level 3 in the fair value hierarchy and measured at fair value on a recurring basis. All such warrants were exercised for ordinary shares in 2019.

Comprehensive income (loss)
r.	Comprehensive income (loss)

Comprehensive loss is the change in shareholders' equity from transactions and other events and circumstances other than those resulting from investments by shareholders and distributions to shareholders.

The Company accounts for comprehensive income (loss) in accordance with ASC 220, "Comprehensive Income". This statement establishes standards for the reporting and display of comprehensive income (loss) and its components in a full set of general purpose financial statements.

The Company's other comprehensive income (loss) is currently comprised of gains or losses resulting from translation adjustments which result from translating the Company's financial statements into U.S. dollars when its functional currency is different than the U.S. dollar.

Reclassifications
s.	Reclassification

Certain amounts in the prior periods financial statements have been reclassified to conform to the presentation of the current period financial statements. These reclassifications had no effect on the previously reported net loss.

Recently Issued Accounting Standards
t.	Recently Issued Accounting Standards

In August 2018, the Financial Accounting Standards Board ("FASB") issued ASU 2018-13, "Fair Value Measurement (Topic 820), - Disclosure Framework - Changes to the Disclosure Requirements for Fair Value Measurement," which makes a number of changes meant to add, modify or remove certain disclosure requirements associated with the movement amongst or hierarchy associated with Level 1, Level 2 and Level 3 fair value measurements. This guidance is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. The Company adopted this ASU on January 1, 2020. The adoption of this ASU did not have a material impact on its consolidated financial statements.

In December 2019, the FASB issued ASU No. 2019-12, "Income Taxes (Topic 740): Simplifying the Accounting for Income Taxes ("ASU 2019-12"), which is intended to simplify various aspects related to accounting for income taxes. ASU 2019-12 removes certain exceptions to the general principles in Topic 740 and also clarifies and amends existing guidance to improve consistent application. This guidance is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2020, with early adoption permitted. The Company is currently evaluating the impact of this standard on its consolidated financial statements and related disclosures, the adoption of this ASU is not expected to have a material impact on its consolidated financial statements.

Recently Adopted Accounting Standards
u.	Recently Adopted Accounting Standards

In May 2014, the FASB issued ASU No. 2014-09, "Revenue from Contracts with Customers (Topic 606)" (ASU 2014-09) as modified by ASU No. 2015-14, "Revenue from Contracts with Customers (Topic 606): Deferral of the Effective Date," ASU 2016-08, "Revenue from Contracts with Customers (Topic 606): Principal versus Agent Considerations (Reporting Revenue Gross versus Net)," ASU No. 2016-10, "Revenue from Contracts with Customers (Topic 606): Identifying Performance Obligations and Licensing," and ASU No. 2016-12, "Revenue from Contracts with Customers (Topic 606): Narrow-Scope Improvements and Practical Expedients." The revenue recognition principle in ASU 2014-09 is that an entity should recognize revenue to depict the transfer of goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. In addition, new and enhanced disclosures will be required. Companies may adopt the new standard either using the full retrospective approach, a modified retrospective approach with practical expedients, or a cumulative effect upon adoption approach. The Company adopted the new standard effective January 1, 2018. The adoption of this ASU did not have a material impact on its consolidated financial statements.

In January 2016, the FASB issued ASU No. 2016-01, Recognition and Measurement of Financial Assets and Financial Liabilities. ASU No. 2016-01 requires equity investments to be measured at fair value with changes in fair value recognized in net income; simplifies the impairment assessment of equity investments without readily determinable fair values by requiring a qualitative assessment to identify impairment; eliminates the requirement for public business entities to disclose the methods and significant assumptions used to estimate the fair value that is required to be disclosed for financial instruments measured at amortized cost on the balance sheet; requires public business entities to use the exit price notion when measuring the fair value of financial instruments for disclosure purposes; requires an entity to present separately in other comprehensive income the portion of the total change in the fair value of a liability resulting from a change in the instrument-specific credit risk when the entity has elected to measure the liability at fair value in accordance with the fair value option for financial instruments; requires separate presentation of financial assets and financial liabilities by measurement category and form of financial assets on the balance sheet or the accompanying notes to the financial statements; and clarifies that an entity should evaluate the need for a valuation allowance on a deferred tax asset related to available-for-sale securities in combination with the entity's other deferred tax assets. ASU No. 2016-01 is effective for financial statements issued for fiscal years beginning after December 15, 2017, and interim periods within those fiscal years. The Company adopted the provisions of ASU 2016-01 on January 1, 2018. The adoption of this update did not impact the Company's consolidated financial statements.

In February 2016, the FASB issued ASU No. 2016-02, Leases (Topic 842), which supersedes FASB ASC Topic 840, Leases (Topic 840) and provides principles for the recognition, measurement, presentation and disclosure of leases for both lessees and lessors. The new standard requires lessees to apply a dual approach, classifying leases as either finance or operating leases based on the principle of whether or not the lease is effectively a financed purchase by the lessee. This classification will determine whether lease expense is recognized based on an effective interest method or on a straight-line basis over the term of the lease, respectively. A lessee is also required to record a right-of-use asset and a lease liability for all leases with a term of greater than twelve months regardless of classification. Leases with a term of twelve months or less will be accounted for similar to existing guidance for operating leases. The standard is effective for annual and interim periods beginning after December 15, 2018, with early adoption permitted upon issuance. The Company adopted this standard on January 1, 2019. See Note 8 to these audited consolidated financial statements.

In May 2017, the Financial Accounting Standards Board (the FASB) issued ASU 2017-09, Compensation-Stock Compensation (Topic 718): Scope of Modification Accounting, (ASU 2017-09). ASU 2017-09 provides clarity and reduces both (1) diversity in practice and (2) cost and complexity when applying the guidance in Topic 718, to a change to the terms or conditions of a share-based payment award. The amendments in ASU 2017-09 should be applied prospectively to an award modified on or after the adoption date. This ASU is effective for fiscal years, and interim periods within those years, beginning after December 15, 2017. The Company adopted ASU 2017-09 on January 1, 2018.

In July 2017, the FASB issued ASU 2017-11, Earnings Per Share (Topic 260), Distinguishing Liabilities from Equity (Topic 480) and Derivatives and Hedging (Topic 815): I. Accounting for Certain Financial Instruments with Down Round Features; II. Replacement of the Indefinite Deferral for Mandatorily Redeemable Financial Instruments of Certain Nonpublic Entities and Certain Mandatorily Redeemable Noncontrolling Interests with a Scope Exception, (ASU 2017-11). Part I of this update addresses the complexity of accounting for certain financial instruments with down round features. Down round features are features of certain equity-linked instruments (or embedded features) that result in the strike price being reduced on the basis of the pricing of future equity offerings. Current accounting guidance creates cost and complexity for entities that issue financial instruments (such as warrants and convertible instruments) with down round features that require fair value measurement of the entire instrument or conversion option. Part II of this update addresses the difficulty of navigating Topic 480, Distinguishing Liabilities from Equity, because of the existence of extensive pending content in the FASB Accounting Standards Codification. This pending content is the result of the indefinite deferral of accounting requirements about mandatorily redeemable financial instruments of certain nonpublic entities and certain mandatorily redeemable noncontrolling interests. The amendments in Part II of this update do not have an accounting effect. This ASU is effective for fiscal years, and interim periods within those years, beginning after December 15, 2018. The Company adopted ASU 2017-11 on January 1, 2019, and the adoption did not have an impact on the Company's consolidated financial statements.

In June 2018, the FASB issued ASU 2018-07, Compensation-Stock Compensation (Topic 718): Improvements to Nonemployee Share-Based Payment Accounting ("ASU 2018-07"). ASU 2018-07 simplifies several aspects of the accounting for nonemployee share-based payment transactions resulting from expanding the scope of Topic 718, Compensation-Stock Compensation, to include share-based payment transactions for acquiring goods and services from nonemployees. ASU 2018-07 is effective for public business entities for fiscal years beginning after December 15, 2018, including interim periods within that fiscal year. The Company adopted ASU 2018-07 on January 1, 2019.